Share-based payment plans - Range of Exercise Prices for Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding (in shares) | shares	2,272,000	2,758,000	4,051,000	4,815,000
Weighted average remaining life	2 years 2 months 12 days	2 years 11 months 1 day	3 years 4 months 13 days
15.01 to 25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding (in shares) | shares	0	151,000	931,000
Weighted average remaining life	0 years	10 months 6 days	1 year 9 months
15.01 to 25.00 | Low
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 15.01
15.01 to 25.00 | High
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 25.00
25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding (in shares) | shares	2,272,000	2,607,000	3,120,000
Weighted average remaining life	2 years 2 months 12 days	3 years 14 days	3 years 10 months 6 days
25.01 to 40.00 | Low
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 25.01
25.01 to 40.00 | High
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share)	$ 40.00